SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Number of options (thousands)
Outstanding at beginning of year	1,715
Granted	810
Exercised	(540)
Forfeited	(96)
Outstanding at end of year	1,889
Vested and expected to vest at end of year	1,792
Exercisable at end of year	897
Weighted average exercise price (per share)
Outstanding at beginning of year	$ 3.47
Granted	$ 10.11
Exercised	$ (1.57)
Forfeited	$ (9.97)
Outstanding at end of year	$ 6.53
Vested and expected to vest at end of year	$ 6.36
Exercisable at end of year	$ 3.22
Aggregate intrinsic value
Outstanding at beginning of year	$ 11,809	[1]
Outstanding at end of year	8,148	[1]
Vested and expected to vest at end of year	8,027	[1]
Exercisable at end of year	$ 6,757	[1]
Share price	$ 10.75

[1]	Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company's ordinary shares as of December 31, 2014 which was $10.75 per share.